Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Fair value of financial instruments
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

	Level 1	Level 2	Level 3	Balance at fair value
As of December 31, 2019
Assets
Short-term investments—wealth management products	—	20,005,217	—	20,005,217

	Level 1	Level 2	Level 3	Balance at fair value
As of December 31, 2020
Assets
Short-term investments—wealth management products	—	—	—	—

Property Plant And Equipment Useful Lives	The estimated useful lives are as follows:

Buildings	10 years to 50 years
Motor vehicles	5 years
Electronic devices and other general equipment	2 years to 5 years